Commitments (Tables)	12 Months Ended
Jun. 30, 2021
Commitments [Abstract]
Summary of Lease Commitments

Lease commitments are in respect of low value leases which have not been recognized in the Statement of Financial Position. These leases are expensed on a straight‑line basis over the term of the lease.

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Within one year	5,304	4,497	4,936
After one year but not more than five years	8,398	11,619	—
	13,702	16,116	4,936

Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements	Expenditure commitments relating to these and intellectual property license agreements are payable as follows:

	2021	2020	2019
		Restated	Restated
	US$	US$	US$
Within one year	26,377,778	7,660,325	5,460,972
After one year but not more than five years	2,347,060	293,815	60,000
After more than five years	—	75,000	90,000
	28,724,838	8,029,140	5,610,972